INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET
Schedule of intangible assets

As of December 31, 2017
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Domain name	5 years	3,484,000	(2,206,533)	1,277,467

	As of December 31, 2018
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Trademarks	5 years	8,564,505	(1,427,418)	7,137,087
Domain name	5 years	3,484,000	(2,903,333)	580,667
Total		12,048,505	(4,330,751)	7,717,754